Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 61,222	$ 10,403	$ 19,628
Short-term investments	136,672	260	258
Receivables
Trade	195	141	20
Related parties	4,538	531	272
Other	616	35	1,050
Prepaid expenses and other	2,992	2,163	1,750
Total current assets	206,235	13,533	22,978
Long-term investments	81,109
Property, plant and equipment, net	17,020	18,687	18,484
Intangible assets, net	42,263	29,506	32,533
Goodwill	13,846	0
Investment in affiliate	5,000	5,726
Other assets	1,158	1,078	1,736
Total assets	474,198	151,646	114,828
Current liabilities
Accounts payable	949	632	3,100
Accrued compensation and benefits	3,693	3,766	1,325
Other accrued liabilities	2,299	2,208	3,982
Deferred revenue	7,398	9,963	1,402
Capital lease obligations, current	33	49	71
Current portion of long term debt	211
Related party payables	5,134	99	279
Subscriptions payable			7,440
Total current liabilities	19,717	16,717	17,599
Capital lease obligations, net of current portion	16	42	97
Long term debt, net of current portion	2,305
Deferred revenue	59,994	48,673	15,519
Other long term liabilities	958	1,108	1,191
Total liabilities	82,990	66,540	34,406
Commitments and contingencies (Note 12)
Total equity (deficit)
Common stock, no par value
Additional paid-in capital	741,315
Accumulated deficit	(364,210)	(321,553)	(221,259)
Accumulated other comprehensive income	28
Total Intrexon shareholders' equity (deficit)	377,133	(321,553)
Noncontrolling interest	14,075
Total equity (deficit)	391,208	(321,553)	(221,259)
Total liabilities, redeemable convertible preferred stock and total equity (deficit)	474,198	151,646	114,828
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		1,358	802
Series B Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		669	639
Series B-1 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		1,360	1,300
Series C Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		7,134	6,729
Series C-1 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		34,201	32,264
Series C-2 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		44,512	41,987
Series C-3 Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		29,770	28,082
Series D Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		76,252	71,924
Series E Redeemable Convertible Preferred Stock [Member]
Current liabilities
Redeemable convertible preferred stock		211,403	117,954
Collaborative Partner Securities [Member]
Receivables
Equity securities	$ 107,567	$ 83,116	$ 39,097